NOTE 11. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2014	2013	Maturities	2014	2013

Short-term bank loans	7.07%	6.50%	June 2015 to November 2015	$155,342	$160,737
Total	7.07%	6.50%		$155,342	$160,737

Summary of long-term borrowings, current portion
	Weighted-average interest rate		December 31,
	2014	Maturity	2014	2013

Long-term bank loans, current portion	6.77%	February 2015 to August 2015	$2,451	—
Total	6.77%		$2,451	—

Summary of long-term borrowings
	Weighted-average interest rate		December 31,
	2014	Maturity	2014	2013

Long-term bank loans	6.77%	August 2016	$14,708	—
Total	6.77%		$14,708	—